RETIREMENT PLANS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
RETIREMENT PLANS
RETIREMENT AND OTHER POSTRETIREMENT BENEFITS PLANS

We maintain various defined benefit pension and other postretirement benefit plans that provide retirement benefits for certain current and former hourly employees. The pension plans provide defined benefits based on years of credited service times a specified flat dollar benefit rate. Since the completion of the NewPage acquisition, we have maintained a cash balance defined benefit pension plan for salaried employees, a defined benefit pension plan for hourly employees, and certain Postretirement Benefits Other than Pensions Plan, or “OPEB.”

The following table summarizes the components of net periodic benefit cost of our pension plans for the three-month periods ended March 31, 2015 and 2014:

	Three Months Ended
	March 31,
(Dollars in millions)	2015	2014
Service cost	$3	$2
Interest cost	16	1
Expected return on plan assets	(20)	(1)
Net periodic benefit cost	$(1)	$2

The estimated net actuarial loss and prior service cost that are amortized from Accumulated other comprehensive loss and into net periodic pension cost are classified into Cost of products sold on our accompanying condensed consolidated statement of operations.

We make contributions that are sufficient to fully fund our actuarially determined costs, generally equal to the minimum amounts required by the Employee Retirement Income Security Act, or “ERISA.”  We made contributions to the pension plans of approximately $7 million for the three-month period ended March 31, 2015. We expect to make cash contributions of approximately $23 million to the pension plans in the remainder of 2015. We made no contributions to the pension plans for the three-month period ended March 31, 2014.

The OPEB obligations of NewPage Corp provide other retirement and post-employment benefits for certain employees, which may include healthcare benefits for certain retirees prior to their reaching age 65, healthcare benefits for certain retirees on and after their reaching age 65, long-term disability benefits, continued group life insurance and extended health and dental benefits. These benefits are provided through various employer- and/or employee-funded postretirement benefit plans. We generally fund the employer portion of these other postretirement benefits on a pay-as-you-go basis. The service and interest related to these obligations were not material from acquisition date to March 31, 2015.

RETIREMENT PLANS

Defined Benefit Plan

We maintain defined benefit pension plans that provide retirement benefits for certain current and former hourly employees.  Employees hired after June 30, 2004, who are not eligible to participate in the pension plans receive an additional company contribution to their accounts under our 401(k) savings plan (see “Other Benefits” discussion below).  The pension plans provide defined benefits based on years of credited service times a specified flat dollar benefit rate.

During 2014, a curtailment loss of approximately $1.0 million was recognized in Restructuring charges in the consolidated statements of operations due to a reduction in headcount associated with the closure of the Bucksport mill.  The curtailment loss included $0.5 million of amortization of prior service cost and a net actuarial loss of $0.5 million.

During 2012, a curtailment loss of approximately $1.5 million was recognized in Restructuring charges in the consolidated statements of operations due to a reduction in headcount associated with the closure of the former Sartell mill.  The curtailment loss included $0.6 million of amortization of prior service cost and a net actuarial loss of $0.9 million.

The following table summarizes the components of net periodic pension cost for the years ended December 31, 2014, 2013, and 2012:

	Year Ended December 31,
(Dollars in thousands)	2014	2013	2012
Components of net periodic pension cost:
Service cost	$5,747	$6,613	$7,082
Interest cost	3,678	3,115	2,876
Expected return on plan assets	(3,617)	(3,303)	(2,791)
Amortization of prior service cost	651	651	740
Amortization of actuarial loss	195	1,631	1,648
Curtailment	982	—	1,517
Net periodic pension cost	$7,636	$8,707	$11,072

The following table provides detail on prior service cost and net actuarial loss recognized in Accumulated other comprehensive loss at December 31, 2014 and 2013:

(Dollars in thousands)	2014	2013
Amounts recognized in Accumulated other comprehensive loss:
Prior service cost	$756	$1,923
Net actuarial loss	26,361	9,512

The estimated net actuarial loss and prior service cost that will be amortized from Accumulated other comprehensive loss into net periodic pension cost during 2015 is $2.0 million and $0.4 million, respectively.

We make contributions that are sufficient to fully fund our actuarially determined costs, generally equal to the minimum amounts required by the Employee Retirement Income Security Act, or “ERISA.” We made contributions to the pension plans of $8.0 million in 2014, $0.4 million in 2013, and $10.7 million in 2012.  In 2015, we expect to make cash contributions of approximately $5.2 million to the pension plans. We may also be required to make additional contributions as a result of the closure of the Bucksport and Sartell mills. We expect no plan assets to be returned to the Company in 2015.

The following table sets forth a reconciliation of the plans’ benefit obligation, plan assets and funded status at December 31, 2014 and 2013:

	Year Ended December 31,
(Dollars in thousands)	2014	2013
Change in Projected Benefit Obligation:
Benefit obligation at beginning of period	$78,701	$81,944
Service cost	5,747	6,613
Interest cost	3,678	3,115
Actuarial loss (gain)	17,493	(10,472)
Benefits paid	(2,922)	(2,499)
Curtailment	465	—
Benefit obligation on December 31	$103,162	$78,701
Change in Plan Assets:
Plan assets at fair value, beginning of fiscal year	$53,470	$51,528
Actual net return on plan assets	4,065	4,052
Employer contributions	7,965	389
Benefits paid	(2,922)	(2,499)
Plan assets at fair value on December 31	$62,578	$53,470
Unfunded projected benefit obligation recognized in other liabilities on the consolidated balance sheets	$(40,584)	$(25,231)

The accumulated benefit obligation at December 31, 2014 and 2013, is $103.2 million and $78.7 million, respectively.

The following table summarizes expected future pension benefit payments:

(Dollars in thousands)
2015	$2,607
2016	2,887
2017	3,196
2018	3,589
2019	4,048
2020-2024	28,277

We evaluate our actuarial assumptions annually as of December 31 (the measurement date) and consider changes in these long-term factors based upon market conditions and the requirements of ASC Topic 715.  These assumptions are used to calculate benefit obligations as of December 31 of the current year, and pension expense to be recorded for the following year.  The discount rate assumption reflects the yield on a portfolio of high quality fixed-income instruments that have a similar duration to the plans’ liabilities.  The expected long-term rate of return assumption reflects the average return expected on the assets invested to provide for the plans’ liabilities.

The actuarial assumptions used in the defined benefit pension plans were as follows:

	2014	2013	2012
Weighted average assumptions used to determine benefit obligations as of December 31:
Discount rate	3.83%	4.75%	3.80%
Rate of compensation increase	N/A	N/A	N/A
Weighted average assumptions used to determine net periodic pension cost for the fiscal year:
Discount rate	4.75%	3.84%	4.30%
Rate of compensation increase	N/A	N/A	N/A
Expected long-term return on plan assets	6.50%	6.50%	6.50%

During 2014, the Company adopted the Society of Actuaries RP-2014 mortality tables in the calculation of our pension benefit obligation as of December 31, 2014, resulting in approximately $4 million of additional actuarial loss in the benefit obligation and accumulated other comprehensive income. The remaining increase in actuarial loss in 2014 is primarily attributable to the decline in the discount rate from the rate used in the 2013 calculation of the pension benefit obligation.

The following table provides the pension plans’ asset allocation on December 31, 2014 and 2013:

	Allocation of Plan Assets
	2014	Allocation on	2013	Allocation on
	Targeted Allocation	December 31, 2014	Targeted Allocation	December 31, 2013
Other securities:	55-60%		60%
Fixed income funds		44%		48%
Other funds		11%		10%
Equity securities:	40-45%		40%
Domestic equity funds - large cap		27%		24%
Domestic equity funds - small cap		12%		12%
International equity funds		6%		6%

ASC Topic 820 provides a common definition of fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  The fair value framework requires the categorization of assets and liabilities into three levels based upon the assumptions used to value the assets or liabilities (see Note 14 – Fair Value of Financial Instruments for more detail).  The following table sets forth by level, within the fair value hierarchy, the pension plans’ assets at fair value as of December 31, 2014 and 2013.

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
December 31, 2014
Fixed income funds	$27,810	$27,810	$—	$—
Domestic equity funds - large cap	16,814	16,814	—	—
Domestic equity funds - small cap	7,569	7,569	—	—
International equity funds	3,534	3,534	—	—
Other funds	6,851	6,851	—	—
Total assets at fair value	$62,578	$62,578	$—	$—
December 31, 2013
Fixed income funds	$25,764	$25,764	$—	$—
Domestic equity funds - large cap	13,086	13,086	—	—
Domestic equity funds - small cap	6,214	6,214	—	—
International equity funds	3,167	3,167	—	—
Other funds	5,239	5,239	—	—
Total assets at fair value	$53,470	$53,470	$—	$—
Fair value is determined based on the net asset value of units held by the plan at period end.

Our primary investment objective is to ensure, over the long-term life of the pension plans, an adequate pool of sufficiently liquid assets to support the benefit obligations.  In meeting this objective, the pension plans seek to achieve a high level of investment return through long-term stock and bond investment strategies, consistent with a prudent level of portfolio risk.  Any volatility in investment performance compared to investment objectives should be explainable in terms of general economic and market conditions.  Our targeted pension fund asset allocation was updated during the fourth quarter of 2014.  The expected return on plan assets assumption for 2015 will be 6.50 percent.  The expected long-term rate of return on plan assets reflects the weighted-average expected long-term rates of return for the broad categories of investments currently held in the plans (adjusted for expected changes), based on historical rates of return for each broad category, as well as factors that may constrain or enhance returns in the broad categories in the future.  The expected long-term rate of return on plan assets is adjusted when there are fundamental changes in expected returns in one or more broad asset categories and when the weighted-average mix of assets in the plans changes significantly.

Defined Contribution Plan

We sponsor a defined contribution plan to provide salaried, Quinnesec hourly, and certain Bucksport hourly employees an opportunity to accumulate personal funds and to provide additional benefits for retirement.

As determined by the provisions of the plan, we contribute annually a percentage of employee earnings.  The percentage is based on age and years of credited service for employees who were hired prior to July 1, 2004 and a fixed percentage of earnings to employees who were hired after June 30, 2004.  Expense under this plan was $4.9 million, $4.8 million, and $5.6 million for the years ended December 31, 2014, 2013, and 2012 respectively.

Other Benefits

We sponsor a 401(k) plan to provide salaried and hourly employees an opportunity to accumulate personal funds and to provide additional benefits for retirement.  Employee contributions may be made on a before-tax or after-tax basis to the plan.  Employer matching contributions under the plan were $6.7 million for each of the years ended December 31, 2014 and 2013, and $7.2 million for the year ended December 31, 2012.